General information and basis of presentation - Additional Information (Details) - Variable interest entity ¥ in Millions	1 Months Ended
Mar. 31, 2023 CNY (¥)
General Information and Basis of Presentation
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred, acquisition-date fair value	¥ 0.6